UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS GROWTH AND INCOME FUND
Schedule of Investments
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 97.1%
Aerospace & Defense — 1.2%
273,988	United Technologies Corp.	$19,464,108

Auto Components — 0.5%
227,705	Johnson Controls, Inc.	7,755,632

Beverages — 0.6%
171,392	The Coca-Cola Co.	9,813,906

Biotechnology — 0.5%
190,800	Amgen, Inc.*	8,400,924

Capital Markets — 4.0%
600,012	AllianceBernstein Holding LP	38,586,772
336,119	Merrill Lynch & Co., Inc.(a)	14,762,346
266,660	Morgan Stanley & Co.	11,794,372

		65,143,490

Chemicals — 0.6%
98,082	Air Products & Chemicals, Inc.(a)	9,996,517

Commercial Banks — 3.1%
410,967	Comerica, Inc.(a)	15,279,753
667,578	KeyCorp(a)	12,997,744
966,117	Synovus Financial Corp.(a)	11,100,684
449,908	Wachovia Corp.(a)	10,707,810

		50,085,991

Commercial Services & Supplies — 1.0%
432,570	Waste Management, Inc.	16,407,380

Computers & Peripherals — 2.3%
621,034	Hewlett-Packard Co.	29,225,860
64,870	International Business Machines Corp.	8,396,124

		37,621,984

Diversified Consumer Services — 0.6%
416,786	H&R Block, Inc.	9,727,785

Diversified Financial Services — 6.6%
995,020	Bank of America Corp.(a)	33,840,630
1,256,089	Citigroup, Inc.	27,495,788
1,066,113	JPMorgan Chase & Co.(a)	45,842,859

		107,179,277

Diversified Telecommunication Services — 4.1%
1,319,728	AT&T, Inc.	52,657,147
283,308	Embarq Corp.	13,406,135

		66,063,282

Electric Utilities — 7.5%
75,018	American Electric Power Co., Inc.	3,175,512
141,361	Edison International	7,524,646
453,516	Entergy Corp.	54,771,127
322,244	FirstEnergy Corp.	25,363,825

Shares	Description	Value
Common Stocks — (continued)
Electric Utilities — (continued)
596,885	PPL Corp.	$30,626,170

		121,461,280

Energy Equipment & Services — 1.8%
171,700	Schlumberger Ltd.	17,364,021
74,009	Transocean, Inc.*(a)	11,115,412

		28,479,433

Food & Staples Retailing — 2.7%
231,515	SUPERVALU, Inc.	8,119,231
630,554	Wal-Mart Stores, Inc.(a)	36,408,188

		44,527,419

Food Products — 4.6%
562,085	ConAgra Foods, Inc.	13,253,964
1,886,282	Unilever NV	61,794,599

		75,048,563

Gas Utilities — 1.2%
276,449	Equitable Resources, Inc.	19,415,013

Health Care Equipment & Supplies — 2.6%
695,807	Baxter International, Inc.	42,513,808

Household Durables — 1.1%
905,624	Newell Rubbermaid, Inc.	18,184,930

Household Products — 0.3%
93,846	The Clorox Co.	5,361,422

Industrial Conglomerates — 2.1%
1,134,986	General Electric Co.	34,866,770

Insurance — 4.5%
400,284	American International Group, Inc.(a)	14,410,224
117,538	PartnerRe Ltd.(a)	8,661,375
350,558	The Allstate Corp.	17,857,425
199,314	The Hartford Financial Services Group, Inc.	14,165,246
355,658	The Travelers Cos., Inc.	17,715,325

		72,809,595

IT Services — 0.6%
104,539	Visa, Inc.*	9,027,988

Leisure Equipment & Products — 0.5%
371,852	Mattel, Inc.	7,489,099

Media — 4.2%
1,039,400	Comcast Corp.(a)	23,386,500
2,828,462	Time Warner, Inc.	44,915,977

		68,302,477

Metals & Mining — 2.2%
195,800	Nucor Corp.(a)	14,645,840

GOLDMAN SACHS GROWTH AND INCOME FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Metals & Mining — (continued)
122,600	United States Steel Corp.(a)	$21,174,246

		35,820,086

Multi-Utilities — 0.7%
303,668	PG&E Corp.(a)	12,022,216

Multiline Retail — 0.5%
186,050	J.C. Penney Co., Inc.(a)	7,486,652

Oil, Gas & Consumable Fuels — 17.8%
734,801	Devon Energy Corp.	85,192,828
123,615	EOG Resources, Inc.	15,900,597
446,467	Exxon Mobil Corp.	39,628,411
492,445	Hess Corp.	60,477,171
471,166	Occidental Petroleum Corp.	43,314,290
764,746	The Williams Cos., Inc.	29,090,938
417,991	Williams Partners LP	14,918,099

		288,522,334

Pharmaceuticals — 6.2%
398,507	Abbott Laboratories	22,455,869
756,199	Johnson & Johnson	50,468,721
550,432	Pfizer, Inc.	10,656,364
403,716	Wyeth	17,953,251

		101,534,205

Real Estate Investment Trusts — 4.7%
1,596,100	Annaly Capital Management, Inc.	28,426,541
299,864	Apartment Investment & Management Co.	11,865,618
151,305	Camden Property Trust	7,453,284
1,096,557	DCT Industrial Trust, Inc.(a)	10,691,431
148,102	Pennsylvania Real Estate Investment Trust	3,976,539
380,947	Realty Income Corp.(a)	9,333,201
46,824	Vornado Realty Trust	4,576,110

		76,322,724

Tobacco — 3.0%
569,141	Altria Group, Inc.	12,669,079
569,141	Philip Morris International, Inc.*	29,970,965
98,355	Reynolds American, Inc.	5,401,656

		48,041,700

Wireless Telecommunication Services — 3.2%
5,567,873	Sprint Nextel Corp.	52,115,291

TOTAL COMMON STOCKS		$1,577,013,281

	Dividend	Maturity
Shares	Rate	Date	Value
Preferred Stock — 0.5%
Freddie Mac
303,500	8.375%	12/31/12	$7,617,850

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bond(b)(c) — 0.3%
Diversified Financial Services — 0.3%
JPMorgan Chase & Co.
$5,657,000	7.900%	04/29/49	$5,631,940

Repurchase Agreement(d) — 2.7%
Joint Repurchase Agreement Account II
$43,700,000	2.326%	06/02/08	$43,700,000
Maturity Value: $43,708,471

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,633,963,071

	Interest
Shares	Rate	Value
Securities Lending Collateral(b) — 11.5%
Boston Global Investment Trust — Enhanced Portfolio
186,125,875	2.588%	186,125,875

TOTAL INVESTMENTS — 112.1%		$1,820,088,946

LIABILITIES IN EXCESS OF OTHER ASSETS — (12.1)%		(196,583,172)

NET ASSETS — 100.0%		$1,623,505,774

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.
(c) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(d) Joint repurchase agreement was entered into on May 30, 2008. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH AND INCOME FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,808,913,444

Gross unrealized gain	174,880,885
Gross unrealized loss	(163,705,383)

Net unrealized security gain	$11,175,502

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 97.5%
Aerospace & Defense — 1.4%
600,398	United Technologies Corp.	$42,652,274

Auto Components — 0.8%
672,919	Johnson Controls, Inc.	22,919,621

Biotechnology — 1.2%
355,681	Amgen, Inc.*	15,660,635
306,797	Genentech, Inc.*	21,742,703

		37,403,338

Capital Markets — 3.1%
894,823	Invesco Ltd.	24,902,924
781,953	Merrill Lynch & Co., Inc.(a)	34,343,376
492,153	Morgan Stanley & Co.(a)	21,767,927
785,995	TD Ameritrade Holding Corp.*	14,234,369

		95,248,596

Chemicals — 0.9%
279,238	Air Products & Chemicals, Inc.	28,459,937

Commercial Banks — 1.2%
244,621	M&T Bank Corp.	21,198,856
626,376	Wachovia Corp.(a)	14,907,749

		36,106,605

Commercial Services & Supplies — 1.1%
850,082	Waste Management, Inc.	32,243,610

Computers & Peripherals — 3.6%
1,662,807	Hewlett-Packard Co.	78,251,698
244,854	International Business Machines Corp.(a)	31,691,453

		109,943,151

Consumer Finance — 2.1%
2,796,640	SLM Corp.*	63,399,829

Diversified Financial Services — 6.0%
1,316,669	Bank of America Corp.	44,779,913
2,451,005	Citigroup, Inc.	53,652,499
1,971,168	JPMorgan Chase & Co.(a)	84,760,224

		183,192,636

Diversified Telecommunication Services — 1.4%
1,086,571	AT&T, Inc.	43,354,183

Electric Utilities — 5.6%
871,086	Entergy Corp.	105,201,056
85,389	Exelon Corp.	7,514,232
750,580	FirstEnergy Corp.	59,078,152

		171,793,440

Energy Equipment & Services — 3.3%
218,784	Transocean, Inc.*(a)	32,859,169

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services — (continued)
1,452,142	Weatherford International Ltd.*	$66,261,239

		99,120,408

Food & Staples Retailing — 3.6%
1,176,054	SUPERVALU, Inc.	41,244,214
1,168,555	Wal-Mart Stores, Inc.(a)	67,472,365

		108,716,579

Food Products — 4.0%
3,668,511	Unilever NV	120,180,420

Health Care Equipment & Supplies — 2.5%
1,256,067	Baxter International, Inc.	76,745,694

Health Care Providers & Services — 1.7%
351,538	Laboratory Corp. of America Holdings*	25,939,989
472,978	WellPoint, Inc.*	26,401,632

		52,341,621

Household Durables — 1.1%
1,655,423	Newell Rubbermaid, Inc.	33,240,894

Industrial Conglomerates — 2.1%
2,058,094	General Electric Co.	63,224,648

Insurance — 6.9%
1,434,571	American International Group, Inc.(a)	51,644,556
405,206	Everest Re Group Ltd.	35,544,670
356,651	PartnerRe Ltd.	26,281,612
485,079	Prudential Financial, Inc.(a)	36,235,401
437,963	The Hartford Financial Services Group, Inc.	31,126,031
568,852	The Travelers Cos., Inc.	28,334,518

		209,166,788

Internet Software & Services — 0.6%
606,198	eBay, Inc.*	18,192,002

IT Services — 1.0%
365,827	Visa, Inc.*	31,592,820

Machinery — 0.9%
349,973	Caterpillar, Inc.(a)	28,921,769

Media — 4.5%
2,366,644	Comcast Corp.(a)	53,249,490
5,294,193	Time Warner, Inc.(a)	84,071,785

		137,321,275

Metals & Mining — 3.2%
482,246	Nucor Corp.(a)	36,072,001
353,554	United States Steel Corp.(a)	61,062,311

		97,134,312

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Multi-Utilities — 0.7%
547,155	PG&E Corp.(a)	$21,661,866

Multiline Retail — 0.5%
353,219	J.C. Penney Co., Inc.	14,213,533

Oil, Gas & Consumable Fuels — 19.0%
1,194,854	Devon Energy Corp.(a)	138,531,373
346,800	EOG Resources, Inc.(a)	44,608,884
678,422	Exxon Mobil Corp.	60,216,737
824,516	Hess Corp.	101,258,810
880,604	Occidental Petroleum Corp.(a)	80,953,926
1,355,018	Range Resources Corp.	89,105,983
1,674,350	The Williams Cos., Inc.	63,692,274

		578,367,987

Pharmaceuticals — 5.5%
818,124	Abbott Laboratories	46,101,287
1,112,055	Johnson & Johnson	74,218,551
1,029,047	Wyeth	45,761,720

		166,081,558

Real Estate Investment Trusts — 2.1%
1,817,804	Annaly Capital Management, Inc.	32,375,089
313,188	Vornado Realty Trust(a)	30,607,863

		62,982,952

Tobacco — 2.3%
1,304,061	Philip Morris International, Inc.*	68,671,852

Wireless Telecommunication Services — 3.6%
11,851,535	Sprint Nextel Corp.	110,930,368

TOTAL COMMON STOCKS		$2,965,526,566

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 2.4%
Joint Repurchase Agreement Account II
$72,700,000	2.326%	06/02/08	$72,700,000
Maturity Value: $72,714,092

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$3,038,226,566

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) — 10.9%
Boston Global Investment Trust — Enhanced Portfolio
331,148,875	2.588%	331,148,875

TOTAL INVESTMENTS — 110.8%		$3,369,375,441

LIABILITIES IN EXCESS OF OTHER ASSETS — (10.8)%		(328,398,902)

NET ASSETS — 100.0%		$3,040,976,539

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Joint repurchase agreement was entered into on May 30, 2008. Additional information appears in the Notes to the Schedule of Investments section.
(c) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,273,618,906

Gross unrealized gain	358,155,886
Gross unrealized loss	(262,399,351)

Net unrealized security gain	$95,756,535

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 99.5%
Aerospace & Defense — 0.8%
334,328	Alliant Techsystems, Inc.*(a)	$36,294,648
354,188	Rockwell Collins, Inc.	21,736,517

		58,031,165

Auto Components — 1.8%
1,093,248	BorgWarner, Inc.	56,531,854
1,594,526	Johnson Controls, Inc.(a)	54,309,556
784,384	Tenneco, Inc.*	18,809,528

		129,650,938

Beverages — 0.3%
1,195,389	Coca-Cola Enterprises, Inc.	24,075,134

Building Products — 0.3%
579,745	Lennox International, Inc.	18,679,384

Capital Markets — 2.7%
1,360,217	Invesco Ltd.	37,854,839
496,923	Lazard Ltd.	18,927,797
1,279,333	Legg Mason, Inc.(a)	68,840,909
975,846	Northern Trust Corp.	74,164,296

		199,787,841

Chemicals — 3.1%
2,516,421	Albemarle Corp.(a)	111,905,242
1,359,711	Celanese Corp.	66,217,925
387,611	CF Industries Holdings, Inc.(a)	53,063,946

		231,187,113

Commercial Banks — 3.8%
988,837	Comerica, Inc.(a)	36,764,960
1,253,094	Commerce Bancshares, Inc.	55,035,888
1,927,221	Huntington Bancshares, Inc.	17,171,539
834,933	KeyCorp	16,256,145
734,933	M&T Bank Corp.(a)	63,689,294
3,957,834	Synovus Financial Corp.(a)	45,475,513
1,640,143	Webster Financial Corp.(a)	42,594,514

		276,987,853

Commercial Services & Supplies — 1.9%
8,277,367	Allied Waste Industries, Inc.*	111,496,133
1,243,482	Monster Worldwide, Inc.*(a)	30,701,571

		142,197,704

Communications Equipment — 1.5%
1,983,280	CommScope, Inc.*(a)	108,782,908

Computers & Peripherals — 1.6%
5,676,047	Seagate Technology(a)	121,580,927

Construction & Engineering — 0.7%
518,049	Chicago Bridge & Iron Co. N.V.	23,674,839

Shares	Description	Value
Common Stocks — (continued)
Construction & Engineering — (continued)
707,492	KBR, Inc.	$24,557,048

		48,231,887

Consumer Finance — 0.8%
2,531,400	SLM Corp.*(a)	57,386,838

Diversified Consumer Services — 1.2%
3,722,888	H&R Block, Inc.	86,892,206

Diversified Financial Services — 0.3%
2,254,712	CIT Group, Inc.(a)	22,547,120

Diversified Telecommunication Services — 1.5%
2,399,702	Embarq Corp.	113,553,899

Electric Utilities — 11.0%
1,557,117	American Electric Power Co., Inc.	65,912,763
4,382,500	DPL, Inc.(a)	124,550,650
2,235,371	Edison International(a)	118,988,798
1,650,874	Entergy Corp.(a)	199,376,053
1,435,800	FirstEnergy Corp.	113,011,818
3,766,220	PPL Corp.	193,244,748

		815,084,830

Electrical Equipment — 1.2%
776,624	Cooper Industries Ltd.	36,213,977
687,847	General Cable Corp.*(a)	48,699,568

		84,913,545

Electronic Equipment & Instruments — 2.4%
3,865,595	Amphenol Corp.(a)	180,252,695

Energy Equipment & Services — 3.6%
1,167,489	Dril-Quip, Inc.*	68,111,308
972,351	Smith International, Inc.(a)	76,737,941
1,407,250	W-H Energy Services, Inc.*(a)	120,362,093

		265,211,342

Food & Staples Retailing — 2.1%
1,446,620	Safeway, Inc.(a)	46,103,779
3,024,322	SUPERVALU, Inc.(a)	106,062,973

		152,166,752

Food Products — 1.8%
1,017,310	Campbell Soup Co.	34,059,539
2,831,203	ConAgra Foods, Inc.(a)	66,759,767
537,682	General Mills, Inc.(a)	33,981,502

		134,800,808

Gas Utilities — 1.4%
1,456,828	Equitable Resources, Inc.(a)	102,313,030

Health Care Equipment & Supplies — 1.1%
1,296,463	Edwards Lifesciences Corp.*(a)	74,818,880

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — (continued)
64,548	Kinetic Concepts, Inc.*	$2,803,319

		77,622,199

Health Care Providers & Services — 1.6%
335,273	Coventry Health Care, Inc.*(a)	15,432,616
342,635	Health Net, Inc.*	10,621,685
1,295,064	Laboratory Corp. of America Holdings*(a)	95,562,773

		121,617,074

Health Care Technology — 0.8%
2,538,166	IMS Health, Inc.	61,525,144

Household Durables — 3.7%
1,925,455	Fortune Brands, Inc.	133,780,614
624,518	M.D.C. Holdings, Inc.(a)	25,374,166
4,135,763	Newell Rubbermaid, Inc.	83,046,121
48,997	NVR, Inc.*(a)	27,701,434

		269,902,335

Household Products — 1.7%
221,731	Energizer Holdings, Inc.*	18,091,032
1,838,071	The Clorox Co.	105,008,996

		123,100,028

Independent Power Producers & Energy Traders — 0.3%
268,136	Constellation Energy Group, Inc.	23,121,367

Insurance — 9.0%
811,577	Assurant, Inc.	55,211,583
985,330	Everest Re Group Ltd.	86,433,148
2,938,420	Genworth Financial, Inc.(a)	64,939,082
859,697	Lincoln National Corp.	47,420,886
798,123	PartnerRe Ltd.	58,813,684
1,268,728	Philadelphia Consolidated Holding Corp.*	47,260,118
668,513	Principal Financial Group, Inc.	36,019,480
581,262	RenaissanceRe Holdings Ltd.	30,318,626
566,407	Torchmark Corp.	35,915,868
2,339,598	Unum Group	56,337,520
2,010,313	W.R. Berkley Corp.	54,459,379
1,893,642	Willis Group Holdings Ltd.	67,849,193
636,404	XL Capital Ltd.	22,216,864

		663,195,431

IT Services — 1.5%
3,598,000	Iron Mountain, Inc.*(a)	108,047,940

Leisure Equipment & Products — 0.6%
2,120,055	Mattel, Inc.	42,697,908

Life Sciences Tools & Services — 0.9%
2,333,362	PerkinElmer, Inc.	65,987,477

Shares	Description	Value
Common Stocks — (continued)
Machinery — 2.0%
742,507	Eaton Corp.	$71,785,577
897,777	Parker Hannifin Corp.(a)	76,014,778

		147,800,355

Media — 2.7%
3,699,570	Cablevision Systems Corp.*	100,295,343
15,444,497	Charter Communications, Inc.*(a)	24,556,750
2,165,251	DISH Network Corp.*(a)	76,021,963

		200,874,056

Metals & Mining — 2.7%
1,160,963	United States Steel Corp.(a)	200,509,920

Multi-Utilities — 2.7%
1,334,783	CMS Energy Corp.(a)	20,809,267
1,967,622	PG&E Corp.(a)	77,898,155
655,541	Sempra Energy	37,896,825
1,360,334	Wisconsin Energy Corp.	65,350,445

		201,954,692

Multiline Retail — 0.8%
893,075	J.C. Penney Co., Inc.	35,937,338
563,943	Nordstrom, Inc.(a)	19,726,726

		55,664,064

Oil, Gas & Consumable Fuels — 10.1%
2,600	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA ADR*	9,487
4,600	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA ADR*(b)	16,784
1,529,607	Denbury Resources, Inc.*	52,052,526
2,183,740	EXCO Resources, Inc.*(a)	54,462,476
1,449,462	Hess Corp.	178,008,428
405,229	Petroleum Development Corp.*	28,001,324
1,147,410	Quicksilver Resources, Inc.*(a)	41,800,146
3,219,469	Range Resources Corp.(a)	211,712,281
2,884,097	The Williams Cos., Inc.(a)	109,711,050
771,149	Whiting Petroleum Corp.*	72,125,566

		747,900,068

Personal Products — 0.3%
657,504	Herbalife Ltd.(a)	25,340,204

Real Estate Investment Trusts — 6.6%
6,160,727	Annaly Capital Management, Inc.	109,722,548
2,214,313	Apartment Investment & Management Co.(a)	87,620,366
670,674	Camden Property Trust	33,037,401
4,056,355	DCT Industrial Trust, Inc.(a)	39,549,461

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts — (continued)
1,236,735	Highwoods Properties, Inc.	$44,522,460
1,860,823	Pennsylvania Real Estate Investment Trust(a)(c)	49,963,098
1,289,599	Vornado Realty Trust(a)	126,032,510

		490,447,844

Road & Rail — 0.9%
400,011	Landstar System, Inc.(a)	22,288,613
595,576	Ryder System, Inc.(a)	43,733,146

		66,021,759

Semiconductors & Semiconductor Equipment — 0.3%
1,060,103	Tessera Technologies, Inc.*	22,336,370

Software — 1.5%
2,308,026	Activision, Inc.*(a)	77,895,877
743,542	Autodesk, Inc.*	30,604,189

		108,500,066

Specialty Retail — 0.5%
1,036,288	Ross Stores, Inc.(a)	37,948,867

Thrifts & Mortgage Finance — 0.7%
3,066,764	Hudson City Bancorp, Inc.	54,588,399

Tobacco — 0.7%
373,021	Loews Corp. — Carolina Group	27,062,674
430,594	Reynolds American, Inc.	23,648,222

		50,710,896

TOTAL COMMON STOCKS		$7,341,730,382

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(d) — 0.8%
Joint Repurchase Agreement Account II
$58,400,000	2.326%	06/02/08	$58,400,000
Maturity Value: $58,411,320

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$7,400,130,382

	Interest
Shares	Rate	Value
Securities Lending Collateral(e) — 10.5%
Boston Global Investment Trust-Enhanced Portfolio
778,969,925	2.588%	778,969,925

TOTAL INVESTMENTS — 110.8%		$8,179,100,307

LIABILITIES IN EXCESS OF OTHER ASSETS — (10.8)%		(794,874,234)

NET ASSETS — 100.0%		$7,384,226,073

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $16,784, which represents approximately 0.0% of net assets as of May 31, 2008.
(c) Represents an affiliated issuer.
(d) Joint repurchase agreement was entered into on May 30, 2008. Additional information appears in the Notes to the Schedule of Investments section.
(e) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviation:
ADR	— American Depositary Receipt

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$7,398,639,580

Gross unrealized gain	1,172,913,636
Gross unrealized loss	(392,452,909)

Net unrealized security gain	$780,460,727

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 96.1%
Aerospace & Defense — 0.4%
353,317	AAR Corp.*(a)	$6,811,952

Air Freight & Logistics — 0.3%
151,951	Forward Air Corp.(a)	5,629,785

Airlines — 0.8%
4,168,576	AirTran Holdings, Inc.*(a)	12,505,728

Auto Components — 0.8%
537,190	Tenneco, Inc.*	12,881,816

Biotechnology — 0.5%
846,232	Medarex, Inc.*(a)	7,370,681

Building Products — 0.9%
446,505	Universal Forest Products, Inc.	15,149,915

Capital Markets — 2.0%
242,386	Apollo Investment Corp.(a)	4,375,067
306,113	Ares Capital Corp.	3,792,740
270,689	Gladstone Capital Corp.(a)	4,812,850
588,290	Highland Distressed Opportunities, Inc.	4,559,248
170,655	KBW, Inc.*(a)	4,201,526
285,728	Knight Capital Group, Inc.*	5,088,816
625,799	PennantPark Investment Corp.	5,100,262

		31,930,509

Chemicals — 5.3%
1,006,713	H.B. Fuller Co.(a)	25,036,952
492,182	KMG Chemicals, Inc.	5,399,237
317,086	Minerals Technologies, Inc.	22,072,356
2,204,778	PolyOne Corp.*	17,064,982
556,557	Sensient Technologies Corp.	17,503,718

		87,077,245

Commercial Banks — 11.1%
97,226	Bank of Hawaii Corp.	5,259,927
346,809	Bank of the Ozarks, Inc.(a)	8,451,735
129,989	Bridge Capital Holdings*(a)	1,923,837
515,185	Cardinal Financial Corp.	4,425,439
119,557	Cascade Bancorp(a)	1,048,515
585,421	CoBiz, Inc.(a)	6,193,754
84,004	Columbia Banking System, Inc.	2,245,427
606,418	F.N.B. Corp.(a)	9,090,206
378,498	First Financial Bankshares, Inc.	17,335,208
868,492	Glacier Bancorp, Inc.(a)	18,012,524
237,721	Hancock Holding Co.(a)	10,576,207
71,144	Home Bancshares, Inc.(a)	1,636,312
177,727	IBERIABANK Corp.(a)	9,373,322
365,392	Millennium Bankshares Corp.(b)	1,837,922
219,110	Nexity Financial Corp.*	1,222,634
109,474	PacWest Bancorp	2,307,712
167,225	Pinnacle Financial Partners, Inc.*(a)	4,496,680

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — (continued)
175,880	Preferred Bank(a)	$1,568,850
518,643	Prosperity Bancshares, Inc.(a)	16,565,457
150,594	Seacoast Banking Corp. of Florida(a)	1,618,885
650,741	Signature Bank*	18,572,148
260,026	Southcoast Financial Corp.*(b)	3,739,174
198,295	Sterling Bancorp	2,908,988
332,737	Sterling Bancshares, Inc.	3,400,572
162,645	Summit State Bank	1,244,234
325,578	Texas Capital Bancshares, Inc.*	5,899,473
675,145	The Bancorp, Inc.*	7,190,294
141,320	TriCo Bancshares	2,328,954
124,169	UMB Financial Corp.	6,477,897
334,532	United Community Banks, Inc.(a)	3,499,205
46,161	Virginia Commerce Bancorp, Inc.*(a)	279,274
27,481	Westamerica Bancorp(a)	1,525,196

		182,255,962

Commercial Services & Supplies — 5.3%
156,692	ChoicePoint, Inc.*	7,627,766
1,320,968	Comfort Systems USA, Inc.	17,700,971
112,569	EnergySolutions, Inc.	2,859,253
381,894	G&K Services, Inc.	13,362,471
550,652	On Assignment, Inc.*	4,592,438
428,308	Resources Connection, Inc.(a)	8,998,751
905,618	RSC Holdings, Inc.*(a)	10,668,180
205,089	School Specialty, Inc.*(a)	6,437,744
424,677	Waste Connections, Inc.*(a)	13,942,146

		86,189,720

Communications Equipment — 1.8%
425,860	Brocade Communications Systems, Inc.*	3,432,432
499,789	Plantronics, Inc.(a)	12,139,875
208,682	Polycom, Inc.*(a)	5,200,355
512,181	Tekelec*(a)	8,599,519

		29,372,181

Computers & Peripherals — 2.6%
565,776	Avid Technology, Inc.*(a)	12,141,553
1,026,628	Electronics for Imaging, Inc.*	17,011,226
661,374	Emulex Corp.*	9,272,464
709,718	Palm, Inc.(a)	4,300,891

		42,726,134

Construction & Engineering — 0.0%
194,736	Modtech Holdings, Inc.*	42,803

Containers & Packaging — 0.2%
1,741,818	Caraustar Industries, Inc.*(b)	4,006,181

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Financial Services — 1.1%
434,424	Compass Diversified Trust	$5,951,609
515,347	Financial Federal Corp.(a)	12,517,778

		18,469,387

Diversified Telecommunication Services — 0.7%
374,853	Alaska Communications Systems Group, Inc.(a)	4,850,598
390,784	Premiere Global Services, Inc.*	5,920,377

		10,770,975

Electric Utilities — 4.7%
628,277	Cleco Corp.	15,694,360
1,315,469	El Paso Electric Co.*	28,427,285
113,826	MGE Energy, Inc.	3,909,923
234,807	Sierra Pacific Resources	3,186,331
441,588	The Empire District Electric Co.(a)	9,132,040
22,708	UIL Holdings Corp.	735,739
94,796	Unisource Energy Corp.	3,214,532
552,319	Westar Energy, Inc.(a)	13,255,656

		77,555,866

Electrical Equipment — 0.7%
94,824	Belden CDT, Inc.	3,972,177
185,959	Franklin Electric Co., Inc.(a)	7,531,340

		11,503,517

Electronic Equipment & Instruments — 1.4%
205,612	Anixter International, Inc.*(a)	13,366,836
267,569	MTS Systems Corp.	10,124,811

		23,491,647

Energy Equipment & Services — 3.2%
332,403	Oil States International, Inc.*(a)	19,418,983
376,962	W-H Energy Services, Inc.*	32,241,560

		51,660,543

Food & Staples Retailing — 0.9%
484,099	Casey’s General Stores, Inc.	10,596,927
100,080	Nash Finch Co.(a)	3,827,059

		14,423,986

Gas Utilities — 1.0%
23,776	Atmos Energy Corp.	651,224
161,032	South Jersey Industries, Inc.	6,159,474
312,171	Southwest Gas Corp.	9,733,492

		16,544,190

Health Care Equipment & Supplies — 3.6%
1,241,970	American Medical Systems Holdings, Inc.*(a)	18,766,167

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — (continued)
1,222,558	Cardiac Science Corp.*(b)	$11,540,947
257,710	Edwards Lifesciences Corp.*	14,872,444
880,490	Symmetry Medical, Inc.*	13,040,057

		58,219,615

Health Care Providers & Services — 1.9%
245,469	Healthways, Inc.*(a)	7,928,649
523,159	LHC Group, Inc.*(a)	11,336,856
671,093	PSS World Medical, Inc.*(a)	12,227,314

		31,492,819

Hotels, Restaurants & Leisure — 1.7%
362,857	California Pizza Kitchen, Inc.*(a)	5,047,341
295,834	CEC Entertainment, Inc.*	10,691,441
120,419	Einstein Noah Restaurant Group, Inc.*(a)	1,690,683
218,995	Isle of Capri Casinos, Inc.*(a)	1,500,116
435,885	The Cheesecake Factory, Inc.*(a)	8,730,776

		27,660,357

Household Durables — 0.8%
51,635	Jarden Corp.*	968,156
457,682	The Ryland Group, Inc.(a)	12,723,560

		13,691,716

Insurance — 6.2%
1,422,910	American Equity Investment Life Holding Co.(a)	15,040,159
368,271	Aspen Insurance Holdings Ltd.	9,413,007
337,167	Donegal Group, Inc.	6,038,661
721,381	Max Capital Group Ltd.	17,399,710
935,575	Meadowbrook Insurance Group, Inc.	6,427,400
357,211	National Atlantic Holdings Corp.*	2,164,699
88,789	Navigators Group, Inc.*	4,482,956
392,026	ProAssurance Corp.*(a)	20,083,492
705,433	ProCentury Corp.(b)	12,422,675
169,555	RLI Corp.	8,671,043

		102,143,802

Internet Software & Services — 0.6%
668,456	Ariba, Inc.*(a)	9,919,887

IT Services — 0.3%
303,780	Convergys Corp.*	4,899,971

Life Sciences Tools & Services — 0.5%
298,624	PerkinElmer, Inc.	8,445,087

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Machinery — 4.2%
499,877	Actuant Corp.(a)	$18,250,509
634,461	Commercial Vehicle Group, Inc.*	8,844,386
441,110	Mueller Industries, Inc.	15,787,327
376,577	Tennant Co.	13,244,213
1,515,329	Wabash National Corp.(a)(b)	13,001,523

		69,127,958

Media — 0.8%
175,577	Interactive Data Corp.	4,835,391
696,532	RCN Corp.*	8,435,002

		13,270,393

Metals & Mining — 1.9%
309,822	Commercial Metals Co.	11,339,485
311,946	Kaiser Aluminum Corp.	20,011,336

		31,350,821

Multiline Retail — 0.9%
481,897	Big Lots, Inc.*(a)	14,967,721

Oil, Gas & Consumable Fuels — 4.3%
82,177	Carrizo Oil & Gas, Inc.*	5,502,572
215,020	NGAS Resources, Inc.*(a)	1,958,832
842,499	Parallel Petroleum Corp.*(a)	17,700,904
347,178	Petroleum Development Corp.*	23,990,000
969,346	Rex Energy Corp.*	21,674,576

		70,826,884

Personal Products — 0.7%
748,915	Elizabeth Arden, Inc.*	11,241,214

Real Estate Investment Trusts — 7.9%
408,909	Acadia Realty Trust	10,116,409
546,932	American Campus Communities, Inc.(a)	16,637,671
556,776	BioMed Realty Trust, Inc.(a)	14,632,073
280,993	Cogdell Spencer, Inc.	4,987,626
370,882	Digital Realty Trust, Inc.(a)	15,688,309
1,719,608	MFA Mortgage Investments, Inc.	12,501,550
529,750	National Retail Properties, Inc.(a)	12,030,623
828,765	OMEGA Healthcare Investors, Inc.	14,768,592
523,848	Parkway Properties, Inc.(a)	19,916,701
621,875	U-Store-It Trust	7,904,031

		129,183,585

Road & Rail — 0.6%
653,975	Heartland Express, Inc.(a)	10,071,215

Semiconductors & Semiconductor Equipment — 2.0%
895,121	Cirrus Logic, Inc.*	5,871,994
202,311	FormFactor, Inc.*	4,416,449
608,053	Integrated Device Technology, Inc.*	6,858,838

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
864,472	ON Semiconductor Corp.*(a)	$8,549,628
382,365	Semtech Corp.*	6,699,035

		32,395,944

Software — 3.7%
280,736	ACI Worldwide, Inc.*(a)	4,887,614
52,603	FactSet Research Systems, Inc.(a)	3,403,940
881,782	Intervoice, Inc.*	5,696,312
324,412	JDA Software Group, Inc.*	6,618,005
1,281,223	Lawson Software, Inc.*(a)	11,172,264
916,733	Parametric Technology Corp.*	17,216,246
159,183	Progress Software Corp.*	4,956,958
222,239	Sybase, Inc.*(a)	7,116,093

		61,067,432

Specialty Retail — 2.9%
536,435	Aaron Rents, Inc.(a)	12,010,780
161,073	Aeropostale, Inc.*	5,627,891
664,905	Asbury Automotive Group, Inc.	10,950,985
728,872	Cache, Inc.*(b)	9,249,386
95,185	Gymboree Corp.*	4,391,836
624,479	Pacific Sunwear of California, Inc.*(a)	5,932,550

		48,163,428

Textiles, Apparel & Luxury Goods — 0.9%
272,629	Fossil, Inc.*(a)	8,645,065
342,838	K-Swiss, Inc.	5,492,265

		14,137,330

Thrifts & Mortgage Finance — 1.6%
137,320	Berkshire Hills Bancorp, Inc.	3,475,569
814,414	Brookline Bancorp, Inc.(a)	8,184,861
159,947	Flushing Financial Corp.	3,138,160
495,671	NewAlliance Bancshares, Inc.(a)	6,641,991
159,106	Washington Federal, Inc.	3,562,383
16,249	WSFS Financial Corp.	827,887

		25,830,851

Trading Companies & Distributors — 2.4%
644,386	Applied Industrial Technologies, Inc.	17,765,722
467,945	Watsco, Inc.(a)	21,759,443

		39,525,165

TOTAL COMMON STOCKS		$1,576,003,918

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Exchange Traded Fund(a) — 1.0%
250,000	iShares Russell 2000 Value Index Fund	$17,570,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 2.7%
Joint Repurchase Agreement Account II
$43,900,000	2.326%	06/02/08	$43,900,000
Maturity Value: $43,908,509

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,637,473,918

	Interest
Shares	Rate	Value
Securities Lending Collateral(d) — 18.0%
Boston Global Investment Trust — Enhanced Portfolio
295,236,857	2.588%	295,236,857

TOTAL INVESTMENTS — 117.8%		$1,932,710,775

LIABILITIES IN EXCESS OF OTHER ASSETS — (17.8)%		(292,320,208)

NET ASSETS — 100.0%		$1,640,390,567

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
(c) Joint repurchase agreement was entered into on May 30, 2008. Additional information appears in the Notes to the Schedule of Investments section.
(d) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,865,454,101

Gross unrealized gain	229,345,724
Gross unrealized loss	(162,089,050)

Net unrealized security gain	$67,256,674

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL VALUE EQUITY FUNDS
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. The market value of the Fund’s investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services or broker/dealer-supplied valuations. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine the current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or are deemed not to reflect market value by Goldman Sachs Assets Management, L.P., (“GSAM”), are valued at fair value using methods approved by the Trust’s Board of Trustees.
     In addition, GSAM, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closing; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements on earnings; significant litigation and regulatory news such as governmental approvals.
Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Fund’s credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS FUNDAMENTAL VALUE EQUITY FUNDS
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
JOINT REPURCHASE AGREEMENT ACCOUNT II— At May 31, 2008, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Growth and Income	$43,700,000

Large Cap Value	72,700,000

Mid Cap Value	58,400,000

Small Cap Value	43,900,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$2,000,000,000	2.33%	06/02/08	$2,000,388,333

Banc of America Securities LLC	1,000,000,000	2.10	06/02/08	1,000,175,000

Banc of America Securities LLC	500,000,000	2.32	06/02/08	500,096,667

Banc of America Securities LLC	3,521,900,000	2.34	06/02/08	3,522,586,771

Barclays Capital, Inc.	400,000,000	2.30	06/02/08	400,076,667

Barclays Capital, Inc.	5,500,000,000	2.33	06/02/08	5,501,067,916

Citigroup Global Markets, Inc.	2,000,000,000	2.30	06/02/08	2,000,383,333

Credit Suisse Securities (USA) LLC	2,200,000,000	2.37	06/02/08	2,200,434,500

Deutsche Bank Securities, Inc.	7,110,000,000	2.35	06/02/08	7,111,392,375

Greenwich Capital Markets	500,000,000	2.33	06/02/08	500,097,083

JPMorgan Securities	1,500,000,000	2.34	06/02/08	1,500,292,500

Merrill Lynch & Co., Inc.	750,000,000	2.36	06/02/08	750,147,500

UBS Securities LLC	3,910,000,000	2.30	06/02/08	3,910,749,417

TOTAL				$30,897,888,062

At May 31, 2008, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Mortgage Association, 2.625% to 16.250%, due 07/23/08 to 06/01/38; Federal National Mortgage Association, 3.000% to 15.500%, due 06/01/08 to 03/01/48, Government National Mortgage Association, 0.000% to 25.208%, due 12/16/30 to 04/16/38; U.S. Treasury Inflation Protected Securities, 1.625%, due 01/15/18, U.S. Treasury Notes, 2.000% to 5.000%, due 07/31/08 to 02/28/10 and by various corporate issues, 0.000% to 7.370%, due 06/30/08 to 03/14/51. The aggregate market value of the collateral, including accrued interest, was $31,531,505,631.
Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), — a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in money market instruments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.

GOLDMAN SACHS FUNDAMENTAL VALUE EQUITY FUNDS
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Segregation Transactions — The Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 30, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	July 30, 2008

* Print the name and title of each signing officer under his or her signature.